Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands			6 Months Ended
		Mar. 09, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income			$ 472	$ 264
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			164	121
Interest and exchange rate of loans			(133)	(29)
Severance pay, net			(31)	(35)
Share-based compensation expenses			51	32
Increase in trade receivables, net			(830)	(848)
Decrease (Increase) in other accounts receivable and other long term assets			(357)	255
Decrease (Increase) in inventories			(156)	189
Increase (decrease) in trade payables			831	(39)
Decrease in operating lease liabilities			(124)	(28)
Decrease in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities			(218)	(380)
Net cash used in operating activities			(331)	(498)
Cash flows to investing activities:
Purchase of property and equipment			(394)	(246)
Acquisition of assets (b)			(656)
Net cash used in investing activities			(1,050)	(246)
Cash flows from financing activities:
Proceeds received from issuance units that consist of ordinary shares and warrants, net			913	1,841
Proceeds received from issuance of shares upon options exercised, net				59
Proceeds received from loans				129
Repayment of loans			(399)	(393)
Net cash provided by financing activities			514	1,636
Change in cash and cash equivalents, and restricted cash			(867)	892
Cash, cash equivalents and restricted cash at the beginning of the period			2,117	1,176
Cash, cash equivalents and restricted cash at the end of the period			1,250	2,068
(a) Cash paid during the period for:
Interest			$ 19	$ 31
Goodwill		220
Customer relationship		304
Non-competition		269
Acquisition of assets	[1]	$ 793

[1]	As of June 30, 2022, an amount of 656 was paid in cash.